Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MML Series Investment Fund
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class II
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$46	0.92%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 125,800,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$125.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	6.3%
Eli Lilly & Co.	5.7%
Microsoft Corp.	4.9%
Mastercard, Inc. Class A	4.3%
Texas Instruments, Inc.	3.9%
KLA Corp.	3.6%
Visa, Inc. Class A	3.4%
Linde PLC (LIN US)	3.4%
Home Depot, Inc.	3.2%
Wells Fargo & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	26.4%
Financials	23.8%
Health Care	15.4%
Consumer Discretionary	10.4%
Industrials	8.4%
Consumer Staples	5.6%
Materials	3.4%
Communication Services	2.4%
Energy	1.6%
Utilities	1.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$58	1.17%
[2]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Net Assets	$ 125,800,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$125.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	6.3%
Eli Lilly & Co.	5.7%
Microsoft Corp.	4.9%
Mastercard, Inc. Class A	4.3%
Texas Instruments, Inc.	3.9%
KLA Corp.	3.6%
Visa, Inc. Class A	3.4%
Linde PLC (LIN US)	3.4%
Home Depot, Inc.	3.2%
Wells Fargo & Co.	3.1%

Sectors (% of Total Investments)
Information Technology	26.4%
Financials	23.8%
Health Care	15.4%
Consumer Discretionary	10.4%
Industrials	8.4%
Consumer Staples	5.6%
Materials	3.4%
Communication Services	2.4%
Energy	1.6%
Utilities	1.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$49	0.94%
[3]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 179,300,000
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$179.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Societe Generale SA	2.3%
ORIX Corp.	2.2%
Veolia Environnement SA	2.1%
Roche Holding AG	2.0%
Panasonic Holdings Corp.	2.0%
Infineon Technologies AG	1.9%
Lloyds Banking Group PLC	1.9%

Sectors (% of Total Investments)
Financials	27.5%
Information Technology	14.3%
Industrials	13.3%
Consumer Discretionary	10.1%
Health Care	9.9%
Consumer Staples	7.5%
Energy	6.4%
Materials	5.3%
Communication Services	2.1%
Utilities	2.1%
Real Estate	0.8%

Largest Countries (% of Total Investments)
Japan	21.1%
United Kingdom	12.9%
Germany	12.0%
France	11.4%
United States	7.5%
Netherlands	5.6%
Australia	4.0%
Switzerland	3.3%
Ireland	3.0%
Republic of Korea	2.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$63	1.19%
[4]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%
Net Assets	$ 179,300,000
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$179.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ASML Holding NV	3.3%
Samsung Electronics Co. Ltd.	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Societe Generale SA	2.3%
ORIX Corp.	2.2%
Veolia Environnement SA	2.1%
Roche Holding AG	2.0%
Panasonic Holdings Corp.	2.0%
Infineon Technologies AG	1.9%
Lloyds Banking Group PLC	1.9%

Sectors (% of Total Investments)
Financials	27.5%
Information Technology	14.3%
Industrials	13.3%
Consumer Discretionary	10.1%
Health Care	9.9%
Consumer Staples	7.5%
Energy	6.4%
Materials	5.3%
Communication Services	2.1%
Utilities	2.1%
Real Estate	0.8%

Largest Countries (% of Total Investments)
Japan	21.1%
United Kingdom	12.9%
Germany	12.0%
France	11.4%
United States	7.5%
Netherlands	5.6%
Australia	4.0%
Switzerland	3.3%
Ireland	3.0%
Republic of Korea	2.9%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$38	0.73%
[5]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 133,400,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	3.1%
Merck & Co., Inc.	3.1%
Pinnacle West Capital Corp.	2.4%
UnitedHealth Group, Inc.	2.2%
Air Products & Chemicals, Inc.	2.2%
Xcel Energy, Inc.	2.1%
Johnson Controls International PLC	2.1%
Entergy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Prologis, Inc.	2.0%

Sectors (% of Total Investments)
Financials	17.1%
Information Technology	14.4%
Health Care	12.4%
Utilities	10.3%
Industrials	8.8%
Energy	8.5%
Consumer Staples	7.0%
Materials	6.9%
Real Estate	6.5%
Communication Services	3.9%
Consumer Discretionary	3.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$51	0.98%
[6]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 133,400,000
Holdings Count | $ / shares	85
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	3.1%
Merck & Co., Inc.	3.1%
Pinnacle West Capital Corp.	2.4%
UnitedHealth Group, Inc.	2.2%
Air Products & Chemicals, Inc.	2.2%
Xcel Energy, Inc.	2.1%
Johnson Controls International PLC	2.1%
Entergy Corp.	2.1%
Microchip Technology, Inc.	2.0%
Prologis, Inc.	2.0%

Sectors (% of Total Investments)
Financials	17.1%
Information Technology	14.4%
Health Care	12.4%
Utilities	10.3%
Industrials	8.8%
Energy	8.5%
Consumer Staples	7.0%
Materials	6.9%
Real Estate	6.5%
Communication Services	3.9%
Consumer Discretionary	3.5%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$45	0.83%
[7]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 131,100,000
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$131.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
U.S. Foods Holding Corp.	1.7%
Hanover Insurance Group, Inc.	1.6%
Reliance, Inc.	1.6%
BorgWarner, Inc.	1.6%
Regal Rexnord Corp.	1.5%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Everest Group Ltd.	1.4%
Tenet Healthcare Corp.	1.4%

Sectors (% of Total Investments)
Industrials	23.1%
Financials	16.3%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$59	1.08%
[8]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%
Net Assets	$ 131,100,000
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$131.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
U.S. Foods Holding Corp.	1.7%
Hanover Insurance Group, Inc.	1.6%
Reliance, Inc.	1.6%
BorgWarner, Inc.	1.6%
Regal Rexnord Corp.	1.5%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Everest Group Ltd.	1.4%
Tenet Healthcare Corp.	1.4%

Sectors (% of Total Investments)
Industrials	23.1%
Financials	16.3%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$29	0.57%
[9]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 133,300,000
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	107
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Alphabet, Inc. Class A	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.6%
NextEra Energy, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	38.0%
Financials	12.2%
Industrials	10.3%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.9%
Consumer Staples	3.2%
Real Estate	2.7%
Energy	2.3%
Materials	2.1%
Utilities	1.6%
Equity Funds	0.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$42	0.82%
[10]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 133,300,000
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$133.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	107
Portfolio Turnover Rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Alphabet, Inc. Class A	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	1.8%
Eli Lilly & Co.	1.6%
NextEra Energy, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	38.0%
Financials	12.2%
Industrials	10.3%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.9%
Consumer Staples	3.2%
Real Estate	2.7%
Energy	2.3%
Materials	2.1%
Utilities	1.6%
Equity Funds	0.6%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$9	0.17%
[11]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 119,400,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.5%
Fixed Income Funds	9.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$21	0.42%
[12]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 119,400,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.5%
Fixed Income Funds	9.5%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$47	0.90%
[13]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 239,900,000
Holdings Count | $ / shares	132
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$239.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%

Sectors (% of Total Investments)
Financials	17.1%
Industrials	16.1%
Health Care	14.9%
Utilities	9.7%
Information Technology	9.2%
Real Estate	7.9%
Energy	7.0%
Consumer Staples	6.0%
Consumer Discretionary	4.3%
Materials	4.3%
Communication Services	0.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$60	1.15%
[14]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 239,900,000
Holdings Count | $ / shares	132
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$239.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%

Sectors (% of Total Investments)
Financials	17.1%
Industrials	16.1%
Health Care	14.9%
Utilities	9.7%
Information Technology	9.2%
Real Estate	7.9%
Energy	7.0%
Consumer Staples	6.0%
Consumer Discretionary	4.3%
Materials	4.3%
Communication Services	0.5%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$54	0.99%
[15]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Net Assets	$ 58,200,000
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$58.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.7%
Old National Bancorp	2.4%
EVERTEC, Inc.	2.4%
Home BancShares, Inc.	2.1%
UMB Financial Corp.	2.1%
Edgewell Personal Care Co.	2.1%
Columbia Banking System, Inc.	1.9%
Euronet Worldwide, Inc.	1.9%
Axis Capital Holdings Ltd.	1.9%
Entravision Communications Corp. Class A	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Industrials	14.2%
Consumer Discretionary	10.6%
Energy	9.5%
Information Technology	8.9%
Materials	5.3%
Real Estate	5.2%
Consumer Staples	4.8%
Health Care	3.6%
Communication Services	3.1%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$68	1.24%
[16]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%
Net Assets	$ 58,200,000
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$58.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.7%
Old National Bancorp	2.4%
EVERTEC, Inc.	2.4%
Home BancShares, Inc.	2.1%
UMB Financial Corp.	2.1%
Edgewell Personal Care Co.	2.1%
Columbia Banking System, Inc.	1.9%
Euronet Worldwide, Inc.	1.9%
Axis Capital Holdings Ltd.	1.9%
Entravision Communications Corp. Class A	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Industrials	14.2%
Consumer Discretionary	10.6%
Energy	9.5%
Information Technology	8.9%
Materials	5.3%
Real Estate	5.2%
Consumer Staples	4.8%
Health Care	3.6%
Communication Services	3.1%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP American Funds 65/35 Allocation Fund (formerly known as MML American Funds Core Allocation Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Funds 65/35 Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$38	0.73%
[17]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 551,500,000
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$551.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	5
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	66.4%
Fixed Income Funds	33.6%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP American Funds 80/20 Allocation Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Funds 80/20 Allocation Fund (the “Fund”) for the period of April 24, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Service Class I	$16	0.82%
[18],[19]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.82%	[19]
Net Assets	$ 27,100,000
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$27.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	5
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	81.1%
Fixed Income Funds	18.9%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP American Funds Growth Fund (formerly known as MML American Funds Growth Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP American Funds Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*,[1]
Service Class I	$52	1.02%
[20],[21]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[21]
Net Assets	$ 374,900,000
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$374.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Balanced Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$7	0.14%
[22]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 259,900,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$259.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.5%
Fixed Income Funds	48.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Balanced Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$20	0.39%
[23]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 259,900,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$259.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.5%
Fixed Income Funds	48.5%

Class I
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.43%
[24]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 718,200,000
Holdings Count | $ / shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$15	0.28%
[25]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 718,200,000
Holdings Count | $ / shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%

Class III
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class Name	Class III
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class III	$7	0.13%
[26]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 718,200,000
Holdings Count | $ / shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock® Equity Index Fund (formerly known as MML Equity Index Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock® Equity Index Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$35	0.68%
[27]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 718,200,000
Holdings Count | $ / shares	507
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$718.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

Sectors (% of Total Investments)
Information Technology	37.9%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.9%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Conservative Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$8	0.15%
[28]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 194,300,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$194.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.6%
Equity Funds	41.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Conservative Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$20	0.40%
[29]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 194,300,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$194.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.6%
Equity Funds	41.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$31	0.63%
[30]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 356,300,000
Holdings Count | $ / shares	1,082
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$356.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,082
Portfolio Turnover Rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	38.3%
Corporate Debt	30.2%
U.S. Government Agency Obligations and Instrumentalities	15.8%
Non-U.S. Government Agency Obligations	13.4%
Bank Loans	1.0%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.3%
Preferred Stock	0.1%
Common Stock	0.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$44	0.88%
[31]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 356,300,000
Holdings Count | $ / shares	1,082
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$356.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,082
Portfolio Turnover Rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	38.3%
Corporate Debt	30.2%
U.S. Government Agency Obligations and Instrumentalities	15.8%
Non-U.S. Government Agency Obligations	13.4%
Bank Loans	1.0%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.3%
Preferred Stock	0.1%
Common Stock	0.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Growth Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$7	0.13%
[32]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 881,700,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$881.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.4%
Fixed Income Funds	23.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Growth Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$19	0.38%
[33]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 881,700,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$881.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.4%
Fixed Income Funds	23.6%

Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Global Fund (formerly known as MML Global Fund)
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.78%
[34]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 668,700,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$668.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.4%
Lam Research Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	4.4%
Marvell Technology, Inc.	4.4%
Broadcom, Inc.	4.1%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	3.4%
Amazon.com, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	16.5%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.7%
Industrials	3.0%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	70.0%
Taiwan	7.6%
Netherlands	3.2%
France	2.4%
Switzerland	2.3%
Japan	2.1%
Canada	2.1%
India	1.9%
Germany	1.8%
Republic of Korea	1.8%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Global Fund (formerly known as MML Global Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$40	0.78%
[35]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 668,700,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$668.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.4%
Lam Research Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	4.4%
Marvell Technology, Inc.	4.4%
Broadcom, Inc.	4.1%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	3.4%
Amazon.com, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	16.5%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.7%
Industrials	3.0%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	70.0%
Taiwan	7.6%
Netherlands	3.2%
France	2.4%
Switzerland	2.3%
Japan	2.1%
Canada	2.1%
India	1.9%
Germany	1.8%
Republic of Korea	1.8%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Global Fund (formerly known as MML Global Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$53	1.03%
[36]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 668,700,000
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$668.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.4%
Lam Research Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
NVIDIA Corp.	5.7%
Meta Platforms, Inc. Class A	4.4%
Marvell Technology, Inc.	4.4%
Broadcom, Inc.	4.1%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	3.4%
Amazon.com, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	16.5%
Health Care	11.7%
Financials	11.3%
Consumer Discretionary	8.7%
Industrials	3.0%
Materials	1.1%

Largest Countries (% of Total Investments)
United States	70.0%
Taiwan	7.6%
Netherlands	3.2%
France	2.4%
Switzerland	2.3%
Japan	2.1%
Canada	2.1%
India	1.9%
Germany	1.8%
Republic of Korea	1.8%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Main Street Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$40	0.78%
[37]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Alphabet, Inc. Class A	7.0%
Apple, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
JP Morgan Chase & Co.	3.3%
Applied Materials, Inc.	2.7%
Meta Platforms, Inc. Class A	2.6%
Philip Morris International, Inc.	2.6%

Sectors (% of Total Investments)
Information Technology	34.8%
Financials	11.8%
Health Care	11.3%
Communication Services	10.5%
Consumer Discretionary	8.8%
Industrials	6.8%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.7%
Materials	2.5%
Real Estate	2.2%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Main Street Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$53	1.03%
[38]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 373,500,000
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Alphabet, Inc. Class A	7.0%
Apple, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
JP Morgan Chase & Co.	3.3%
Applied Materials, Inc.	2.7%
Meta Platforms, Inc. Class A	2.6%
Philip Morris International, Inc.	2.6%

Sectors (% of Total Investments)
Information Technology	34.8%
Financials	11.8%
Health Care	11.3%
Communication Services	10.5%
Consumer Discretionary	8.8%
Industrials	6.8%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.7%
Materials	2.5%
Real Estate	2.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$39	0.76%
[39]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 335,600,000
Holdings Count | $ / shares	175
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$335.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	175
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc. Class C	2.4%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.1%
Tesla, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	37.7%
Financials	12.1%
Consumer Discretionary	10.7%
Communication Services	9.6%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	3.5%
Energy	2.9%
Utilities	2.2%
Materials	1.9%
Real Estate	1.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.06%
[40]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 335,600,000
Holdings Count | $ / shares	175
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$335.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	175
Portfolio Turnover Rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.1%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc. Class C	2.4%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.1%
Tesla, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	37.7%
Financials	12.1%
Consumer Discretionary	10.7%
Communication Services	9.6%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	3.5%
Energy	2.9%
Utilities	2.2%
Materials	1.9%
Real Estate	1.7%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$34	0.70%
[41]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Net Assets	$ 187,300,000
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$187.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	35
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.6%
Alphabet, Inc. Class A	10.6%
Tesla, Inc.	8.4%
Meta Platforms, Inc. Class A	6.4%
Amazon.com, Inc.	6.3%
Visa, Inc. Class A	4.9%
Boeing Co.	4.8%
Microsoft Corp.	4.5%
Netflix, Inc.	4.2%
Oracle Corp.	3.7%

Sectors (% of Total Investments)
Information Technology	27.0%
Communication Services	23.3%
Consumer Discretionary	17.7%
Health Care	11.4%
Industrials	7.5%
Financials	7.3%
Consumer Staples	3.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$46	0.95%
[42]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 187,300,000
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$187.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	35
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.6%
Alphabet, Inc. Class A	10.6%
Tesla, Inc.	8.4%
Meta Platforms, Inc. Class A	6.4%
Amazon.com, Inc.	6.3%
Visa, Inc. Class A	4.9%
Boeing Co.	4.8%
Microsoft Corp.	4.5%
Netflix, Inc.	4.2%
Oracle Corp.	3.7%

Sectors (% of Total Investments)
Information Technology	27.0%
Communication Services	23.3%
Consumer Discretionary	17.7%
Health Care	11.4%
Industrials	7.5%
Financials	7.3%
Consumer Staples	3.7%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$47	0.93%
[43]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 230,000,000.0
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$230.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	75
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG Registered	2.8%
Schneider Electric SE	2.8%
Roche Holding AG	2.7%
Air Liquide SA	2.5%
Rolls-Royce Holdings PLC	2.5%
Cie Financiere Richemont SA Registered Class A	2.4%
BNP Paribas SA	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.1%

Sectors (% of Total Investments)
Financials	26.8%
Industrials	18.8%
Health Care	12.3%
Consumer Discretionary	10.9%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	5.1%
Energy	3.5%
Communication Services	2.9%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	20.0%
France	15.2%
United Kingdom	12.9%
United States	10.0%
Switzerland	7.0%
Germany	5.4%
Italy	4.9%
Taiwan	4.4%
Ireland	2.4%
Spain	2.2%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$59	1.18%
[44]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Net Assets	$ 230,000,000.0
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$230.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	75
Portfolio Turnover Rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG Registered	2.8%
Schneider Electric SE	2.8%
Roche Holding AG	2.7%
Air Liquide SA	2.5%
Rolls-Royce Holdings PLC	2.5%
Cie Financiere Richemont SA Registered Class A	2.4%
BNP Paribas SA	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.1%

Sectors (% of Total Investments)
Financials	26.8%
Industrials	18.8%
Health Care	12.3%
Consumer Discretionary	10.9%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	5.1%
Energy	3.5%
Communication Services	2.9%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	20.0%
France	15.2%
United Kingdom	12.9%
United States	10.0%
Switzerland	7.0%
Germany	5.4%
Italy	4.9%
Taiwan	4.4%
Ireland	2.4%
Spain	2.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Moderate Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$7	0.13%
[45]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 847,700,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$847.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.5%
Fixed Income Funds	38.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Moderate Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$19	0.38%
[46]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 847,700,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$847.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	61.5%
Fixed Income Funds	38.5%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$40	0.79%
[47]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 450,800,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$450.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	15.3%
Alphabet, Inc. Class C	6.3%
Applied Materials, Inc.	6.1%
Lam Research Corp.	5.9%
Alphabet, Inc. Class A	5.9%
Broadcom, Inc.	5.6%
Apple, Inc.	4.5%
Microsoft Corp.	4.4%
Meta Platforms, Inc. Class A	3.5%
Amazon.com, Inc.	3.3%

Sectors (% of Total Investments)
Information Technology	51.4%
Communication Services	18.0%
Consumer Discretionary	11.7%
Financials	6.8%
Health Care	5.8%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Retail	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$52	1.04%
[48]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 450,800,000
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$450.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	15.3%
Alphabet, Inc. Class C	6.3%
Applied Materials, Inc.	6.1%
Lam Research Corp.	5.9%
Alphabet, Inc. Class A	5.9%
Broadcom, Inc.	5.6%
Apple, Inc.	4.5%
Microsoft Corp.	4.4%
Meta Platforms, Inc. Class A	3.5%
Amazon.com, Inc.	3.3%

Sectors (% of Total Investments)
Information Technology	51.4%
Communication Services	18.0%
Consumer Discretionary	11.7%
Financials	6.8%
Health Care	5.8%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Retail	0.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Equity Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$42	0.80%
[49]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 327,400,000
Holdings Count | $ / shares	119
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
Southern Co.	1.9%
Citigroup, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Colgate-Palmolive Co.	1.6%

Sectors (% of Total Investments)
Financials	19.7%
Information Technology	16.4%
Industrials	13.8%
Health Care	13.0%
Energy	8.3%
Consumer Discretionary	7.4%
Consumer Staples	6.7%
Utilities	5.7%
Materials	3.0%
Real Estate	3.0%
Communication Services	2.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Equity Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$56	1.05%
[50]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 327,400,000
Holdings Count | $ / shares	119
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Portfolio Turnover Rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
Southern Co.	1.9%
Citigroup, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Colgate-Palmolive Co.	1.6%

Sectors (% of Total Investments)
Financials	19.7%
Information Technology	16.4%
Industrials	13.8%
Health Care	13.0%
Energy	8.3%
Consumer Discretionary	7.4%
Consumer Staples	6.7%
Utilities	5.7%
Materials	3.0%
Real Estate	3.0%
Communication Services	2.6%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$41	0.81%
[51]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 403,500,000
Holdings Count | $ / shares	128
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$403.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Agilent Technologies, Inc.	2.4%
Keysight Technologies, Inc.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Datadog, Inc. Class A	1.9%
Yum! Brands, Inc.	1.8%
Burlington Stores, Inc.	1.7%
Lattice Semiconductor Corp.	1.7%
Assurant, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	26.6%
Industrials	19.4%
Health Care	18.4%
Consumer Discretionary	13.5%
Financials	6.6%
Energy	4.0%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	1.4%
Utilities	0.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP T. Rowe Price Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.06%
[52]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 403,500,000
Holdings Count | $ / shares	128
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$403.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Agilent Technologies, Inc.	2.4%
Keysight Technologies, Inc.	2.1%
Mettler-Toledo International, Inc.	2.0%
Teradyne, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Datadog, Inc. Class A	1.9%
Yum! Brands, Inc.	1.8%
Burlington Stores, Inc.	1.7%
Lattice Semiconductor Corp.	1.7%
Assurant, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	26.6%
Industrials	19.4%
Health Care	18.4%
Consumer Discretionary	13.5%
Financials	6.6%
Energy	4.0%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	1.4%
Utilities	0.9%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Wellington Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$59	1.07%
[53]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Net Assets	$ 155,200,000
Holdings Count | $ / shares	195
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$155.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	195
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MKS, Inc.	1.8%
Alignment Healthcare, Inc.	1.5%
American Healthcare REIT, Inc.	1.4%
SiTime Corp.	1.3%
Seacoast Banking Corp. of Florida	1.3%
Phillips Edison & Co., Inc.	1.2%
Xometry, Inc. Class A	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Champion Homes, Inc.	1.1%
Credo Technology Group Holding Ltd.	1.1%

Sectors (% of Total Investments)
Health Care	23.8%
Industrials	20.8%
Information Technology	15.7%
Financials	10.6%
Consumer Discretionary	7.9%
Real Estate	4.2%
Energy	3.6%
Materials	2.9%
Consumer Staples	1.9%
Utilities	1.4%
Communication Services	1.4%
Equity Funds	0.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Wellington Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$73	1.32%
[54]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.32%
Net Assets	$ 155,200,000
Holdings Count | $ / shares	195
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$155.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	195
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
MKS, Inc.	1.8%
Alignment Healthcare, Inc.	1.5%
American Healthcare REIT, Inc.	1.4%
SiTime Corp.	1.3%
Seacoast Banking Corp. of Florida	1.3%
Phillips Edison & Co., Inc.	1.2%
Xometry, Inc. Class A	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Champion Homes, Inc.	1.1%
Credo Technology Group Holding Ltd.	1.1%

Sectors (% of Total Investments)
Health Care	23.8%
Industrials	20.8%
Information Technology	15.7%
Financials	10.6%
Consumer Discretionary	7.9%
Real Estate	4.2%
Energy	3.6%
Materials	2.9%
Consumer Staples	1.9%
Utilities	1.4%
Communication Services	1.4%
Equity Funds	0.7%

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized

[14]
*	Annualized

[15]
*	Annualized

[16]
*	Annualized

[17]
*	Annualized

[18]
*	Annualized

[19]
1	Expenses shown are for the period from the commencement of the Fund’s investment operations, April 24, 2026, to June 30, 2026. Expenses for a full reporting period would have been higher.

[20]
*	Annualized

[21]
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.

[22]
*	Annualized

[23]
*	Annualized

[24]
*	Annualized

[25]
*	Annualized

[26]
*	Annualized

[27]
*	Annualized

[28]
*	Annualized

[29]
*	Annualized

[30]
*	Annualized

[31]
*	Annualized

[32]
*	Annualized

[33]
*	Annualized

[34]
*	Annualized

[35]
*	Annualized

[36]
*	Annualized

[37]
*	Annualized

[38]
*	Annualized

[39]
*	Annualized

[40]
*	Annualized

[41]
*	Annualized

[42]
*	Annualized

[43]
*	Annualized

[44]
*	Annualized

[45]
*	Annualized

[46]
*	Annualized

[47]
*	Annualized

[48]
*	Annualized

[49]
*	Annualized

[50]
*	Annualized

[51]
*	Annualized

[52]
*	Annualized

[53]
*	Annualized

[54]
*	Annualized